Expenses by nature and function (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Details [Abstract]
Personnel expense	$ 28,628	$ 26,509	$ 11,306
Depreciation and amortization	12,636	12,736	8,414
Marketing	10,282	13,709	3,357
Stock-based compensation	8,712	11,683	2,041
Hosting and software licenses	6,647	4,200	2,321
Insurance and licenses	3,138	2,316	572
Professional services	2,889	3,800	1,407
Credit verification costs	1,918	1,990	1,651
Premises	1,224	1,040	1,010
Others	3,741	3,588	2,279
Total	$ 79,815	$ 81,571	$ 34,358